Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses (in Dollars)	$ 21,019	$ 21,431
Preferred stock, shares authorized	300,000	300,000
Preferred stock; shares issued	33,000	33,000
Preferred stock; par value (in Dollars per share)	$ 0	$ 0
Common stock; shares authorized	20,000,000	20,000,000
Common stock; shares issued	7,892,486	7,803,816
Common stock; shares outstanding	7,892,486	7,803,816
Common stock, par value (in Dollars per share)	$ 0	$ 0